Strategic investments - Assumptions used in estimating fair value of the HPQ warrants (Details)	Dec. 31, 2021 M $ / shares shares	Dec. 31, 2020 M $ / shares shares	Sep. 03, 2020 M $ / shares shares	Jun. 02, 2020 $ / shares M shares	Apr. 29, 2020 $ / shares M shares
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of warrants	9,594,600	25,844,600
HPQ warrants issued on April 29, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of warrants	1,200,000	1,200,000			1,200,000
Exercise price ($) | $ / shares	$ 0.10	$ 0.10			$ 0.10
HPQ warrants issued on April 29, 2020 | At fair value | Black-Scholes option pricing model | Fair value of the shares ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.46	1.05			0.04
HPQ warrants issued on April 29, 2020 | At fair value | Black-Scholes option pricing model | Risk free interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	1.22	0.2			0.30
HPQ warrants issued on April 29, 2020 | At fair value | Black-Scholes option pricing model | Expected volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	89.88	115.3			97.45
HPQ warrants issued on April 29, 2020 | At fair value | Black-Scholes option pricing model | Contractual remaining life (in months)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets | M	19	28			36
HPQ warrants issued on June 2, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of warrants	4,394,600	4,394,600	4,000,000	4,394,600
Exercise price ($) | $ / shares	$ 0.10	$ 0.10		$ 0.10
HPQ warrants issued on June 2, 2020 | At fair value | Black-Scholes option pricing model | Fair value of the shares ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.46	1.05		1.05
HPQ warrants issued on June 2, 2020 | At fair value | Black-Scholes option pricing model | Risk free interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	1.22	0.2		0.20
HPQ warrants issued on June 2, 2020 | At fair value | Black-Scholes option pricing model | Expected volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	94.01	114.8		114.80
HPQ warrants issued on June 2, 2020 | At fair value | Black-Scholes option pricing model | Contractual remaining life (in months)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets | M	20	29		29
HPQ warrants issued on Sept. 3, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Number of warrants	4,000,000	4,000,000
Exercise price ($) | $ / shares	$ 0.61	$ 0.61	$ 0.61
HPQ warrants issued on Sept. 3, 2020 | At fair value | Black-Scholes option pricing model | Fair value of the shares ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.46	1.05	1.05
HPQ warrants issued on Sept. 3, 2020 | At fair value | Black-Scholes option pricing model | Risk free interest rate (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	1.22	0.2	0.20
HPQ warrants issued on Sept. 3, 2020 | At fair value | Black-Scholes option pricing model | Expected volatility (%)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	110.47	112.52	112.52
HPQ warrants issued on Sept. 3, 2020 | At fair value | Black-Scholes option pricing model | Contractual remaining life (in months)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets | M	23	32	32